Label	Element	Value
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 57,000,000
Share premium [member]
Equity	ifrs-full_Equity	12,753,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(7,667,000,000)
Retained earnings [member]
Equity	ifrs-full_Equity	(1,440,000,000)
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000
Reserve of share-based payments [member]
Equity	ifrs-full_Equity	729,000,000
Equity attributable to owners of parent [member]
Equity	ifrs-full_Equity	4,377,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000
Non-controlling interests [member]
Equity	ifrs-full_Equity	(430,000,000)
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	11,000,000
Issued capital [member]
Equity	ifrs-full_Equity	$ 2,000,000
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,749,127,404
Brands And Trademarks [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	$ 358,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	262,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	178,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(13,000,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(10,000,000)
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	83,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	74,000,000
Telecommunications Licenses Frequencies And Permissions [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	1,128,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	1,256,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	1,195,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(42,000,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(154,000,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	ifrs-full_ImpairmentLossRecognisedInProfitOrLossIntangibleAssetsOtherThanGoodwill	251,000,000
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	332,000,000
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	526,000,000
Disposals and retirements, intangible assets other than goodwill	ifrs-full_DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill	1,000,000
Disposals and retirements, intangible assets other than goodwill	ifrs-full_DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill	6,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	161,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	176,000,000
Customer-related intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	337,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	255,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	177,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(7,000,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(24,000,000)
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	75,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	54,000,000
Computer software [member]
Increase (decrease) through transfers, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughTransfersIntangibleAssetsOtherThanGoodwill	4,000,000
Increase (decrease) through transfers, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughTransfersIntangibleAssetsOtherThanGoodwill	2,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	380,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	351,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	264,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(3,000,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(32,000,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	ifrs-full_ImpairmentLossRecognisedInProfitOrLossIntangibleAssetsOtherThanGoodwill	48,000,000
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	178,000,000
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	171,000,000
Disposals and retirements, intangible assets other than goodwill	ifrs-full_DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill	2,000,000
Disposals and retirements, intangible assets other than goodwill	ifrs-full_DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill	1,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	206,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	179,000,000
Other intangible assets [member]
Increase (decrease) through transfers, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughTransfersIntangibleAssetsOtherThanGoodwill	(4,000,000)
Increase (decrease) through transfers, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughTransfersIntangibleAssetsOtherThanGoodwill	(2,000,000)
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	54,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	44,000,000
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	40,000,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(1,000,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	ifrs-full_IncreaseDecreaseThroughNetExchangeDifferencesIntangibleAssetsOtherThanGoodwill	(10,000,000)
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	8,000,000
Additions other than through business combinations, intangible assets other than goodwill	ifrs-full_AdditionsOtherThanThroughBusinessCombinationsIntangibleAssetsOtherThanGoodwill	20,000,000
Disposals and retirements, intangible assets other than goodwill	ifrs-full_DisposalsAndRetirementsIntangibleAssetsOtherThanGoodwill	1,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	12,000,000
Amortisation, intangible assets other than goodwill	ifrs-full_AmortisationIntangibleAssetsOtherThanGoodwill	12,000,000
Gross carrying amount [member] | Brands And Trademarks [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	527,000,000
Gross carrying amount [member] | Telecommunications Licenses Frequencies And Permissions [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	2,365,000,000
Gross carrying amount [member] | Customer-related intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	1,675,000,000
Gross carrying amount [member] | Computer software [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	1,006,000,000
Gross carrying amount [member] | Other intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	254,000,000
Accumulated depreciation, amortisation and impairment [member] | Brands And Trademarks [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(349,000,000)
Accumulated depreciation, amortisation and impairment [member] | Telecommunications Licenses Frequencies And Permissions [Member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(1,170,000,000)
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(1,498,000,000)
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	(742,000,000)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Intangible assets other than goodwill	ifrs-full_IntangibleAssetsOtherThanGoodwill	$ (214,000,000)